Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2021
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2020	12/31/2021

Available lines of credit cards and non-revolving consumer loans	157,033	171,094
Guarantees, documentary credits and loan commitments of commercial and public sector loans	91,993	91,516
Guarantees, documentary credits and loan commitments of commercial loans (SME)	112	315
	249,138	262,925

Schedule of commitments by stages

As of December 31, 2021, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	169,983	463	648	171,094
Guarantees, documentary credits and loan commitments of commercial and public sector loans	90,362	1,092	62	91,516
Guarantees, documentary credits and loan commitments of commercial loans (SME)	315	—	—	315
	260,660	1,555	710	262,925

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2020	12/31/2021

Debt instruments received in OTC financial derivatives transactions	5,483	4,491
Debt instruments received in reverse repurchase agreement transactions	59,557	63,687
Equity instruments received in securities loan transactions	137	74
	65,177	68,252